Restricted cash (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Disclosure of restricted cash [line items]
Reduction of capital expenditures	$ 15
Government Of Québec
Disclosure of restricted cash [line items]
Subsidiary agreement		$ 107
Committed funding received	97
Current restricted cash	$ 82